Contract Assets/(Liabilities) - Schedule of Movement of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Movement of Contract Liabilities [Abstract]
Balance at beginning of the year	$ 15,617	$ 113,374
Decrease in contract liabilities from recognizing revenue during the year included in the contract liabilities at the beginning of the year	(15,564)	(113,627)
Increase in contract liabilities from billings in advance of performance obligation under contracts	16,363	15,532
Exchange difference	(23)	338
Balance at end of the year	$ 16,393	$ 15,617